Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings per share

7. Earnings per share

Basic earnings per share (EPS) is calculated by dividing the profit/(loss) for the year attributable to equity holders by the weighted average number of ordinary shares outstanding during the year.

The following table reflects the income statement profit/(loss) and share data used in the basic EPS computations:

	Year ended December 31,
	2017	2016	2015
	€'m	€'m	€'m
Profit/(loss) attributable to equity holders	54	(67)	(140)

	2017	2016	2015
Weighted average number of ordinary shares for basic EPS (millions of shares)	229.6	202.0	202.0
Profit/(loss) per share	€0.24	€(0.33)	€(0.69)

The weighted average number of ordinary shares at December 31, 2016 and 2015 has been re-presented to adjust for the share reorganization completed in March 2017 as set out in Note 16 (i). Please refer to Note 16 for details of transactions involving ordinary shares for the year ended December 31, 2017.

There have been no transactions involving ordinary shares or potential ordinary shares between the reporting date and the authorization of these financial statements.